Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2020

AFF25-QTLY-0221
1.811335.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $379,945)	380,000	379,944
	Shares	Value

Domestic Equity Funds - 31.9%
Fidelity Advisor Series Equity Growth Fund (b)	7,121,620	$114,871,737
Fidelity Advisor Series Growth Opportunities Fund (b)	4,852,434	79,240,247
Fidelity Advisor Series Small Cap Fund (b)	3,920,098	52,176,498
Fidelity Series All-Sector Equity Fund (b)	4,331,761	49,728,620
Fidelity Series Commodity Strategy Fund (b)	16,818,460	77,196,729
Fidelity Series Large Cap Stock Fund (b)	11,118,378	182,897,310
Fidelity Series Large Cap Value Index Fund (b)	1,501,949	19,840,749
Fidelity Series Opportunistic Insights Fund (b)	5,191,924	105,136,468
Fidelity Series Small Cap Opportunities Fund (b)	4,137,829	66,329,401
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,146,188	116,522,433
Fidelity Series Value Discovery Fund (b)	8,298,128	118,912,169
TOTAL DOMESTIC EQUITY FUNDS
(Cost $726,415,643)		982,852,361

International Equity Funds - 28.3%
Fidelity Series Canada Fund (b)	3,908,995	45,148,897
Fidelity Series Emerging Markets Fund (b)	3,229,797	36,625,899
Fidelity Series Emerging Markets Opportunities Fund (b)	13,346,065	333,117,787
Fidelity Series International Growth Fund (b)	7,738,533	137,591,119
Fidelity Series International Small Cap Fund (b)	2,138,454	43,902,464
Fidelity Series International Value Fund (b)	13,589,326	137,116,297
Fidelity Series Overseas Fund (b)	11,092,595	137,548,179
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $611,008,666)		871,050,642

Bond Funds - 33.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,865,084	17,792,904
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	546,955	5,918,049
Fidelity Series Floating Rate High Income Fund (b)	376,092	3,418,677
Fidelity Series High Income Fund (b)	2,083,379	19,708,761
Fidelity Series Inflation-Protected Bond Index Fund (b)	17,727,163	190,212,461
Fidelity Series International Credit Fund (b)	181,191	1,853,588
Fidelity Series Investment Grade Bond Fund (b)	60,305,336	718,839,598
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,385,152	67,721,847
Fidelity Series Real Estate Income Fund (b)	1,186,732	12,460,684
TOTAL BOND FUNDS
(Cost $984,885,962)		1,037,926,569

Short-Term Funds - 6.1%
Fidelity Cash Central Fund 0.11% (c)	4,301,284	4,302,144
Fidelity Series Government Money Market Fund 0.13% (b)(d)	152,571,647	152,571,647
Fidelity Series Short-Term Credit Fund (b)	2,968,036	30,392,690
TOTAL SHORT-TERM FUNDS
(Cost $186,469,308)		187,266,481
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,509,159,524)		3,079,475,997
NET OTHER ASSETS (LIABILITIES) - 0.0%		(499,390)
NET ASSETS - 100%		$3,078,976,607

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	March 2021	$1,124,640	$(267)	$(267)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	72	March 2021	7,670,880	4,902	4,902
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	56	March 2021	3,606,960	(102,964)	(102,964)
TOTAL FUTURES CONTRACTS					$(98,329)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,944.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,043
Total	$4,043

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,460,082	$33,464,609	$35,779,031	$24,812,260	$10,433,463	$19,292,614	$114,871,737
Fidelity Advisor Series Growth Opportunities Fund	56,215,023	24,555,200	31,458,512	20,324,686	8,767,916	21,160,620	79,240,247
Fidelity Advisor Series Small Cap Fund	36,379,080	6,757,852	12,196,519	1,723,130	1,202,556	20,033,529	52,176,498
Fidelity Series All-Sector Equity Fund	38,592,517	6,335,350	12,509,712	3,397,582	511,879	16,798,586	49,728,620
Fidelity Series Canada Fund	31,394,529	6,621,088	6,255,970	946,341	(289,150)	13,678,400	45,148,897
Fidelity Series Commodity Strategy Fund	83,246,186	5,236,976	27,670,993	334,321	(10,970,831)	27,355,391	77,196,729
Fidelity Series Emerging Markets Debt Fund	15,537,834	1,017,840	1,591,944	661,658	(81,039)	2,910,213	17,792,904
Fidelity Series Emerging Markets Debt Local Currency Fund	--	5,632,720	87,762	34,292	1,149	371,942	5,918,049
Fidelity Series Emerging Markets Fund	20,237,886	8,170,341	6,290,832	509,430	231,208	14,277,296	36,625,899
Fidelity Series Emerging Markets Opportunities Fund	195,001,160	69,612,677	62,280,956	9,841,450	5,347,886	125,437,020	333,117,787
Fidelity Series Floating Rate High Income Fund	3,191,164	201,997	385,147	115,671	(29,887)	440,550	3,418,677
Fidelity Series Government Money Market Fund 0.13%	164,696,706	61,964,576	74,089,635	218,846	--	--	152,571,647
Fidelity Series High Income Fund	17,771,699	1,257,882	1,925,741	827,029	(82,166)	2,687,087	19,708,761
Fidelity Series Inflation-Protected Bond Index Fund	160,441,556	40,638,189	21,387,507	2,474,471	188,149	10,332,074	190,212,461
Fidelity Series International Credit Fund	1,622,771	116,252	--	116,252	--	104,754	1,853,588
Fidelity Series International Growth Fund	139,525,213	22,012,967	53,181,138	19,139,682	18,938,105	10,295,972	137,591,119
Fidelity Series International Small Cap Fund	32,315,563	1,081,458	5,739,228	352,315	1,276,268	14,968,403	43,902,464
Fidelity Series International Value Fund	119,395,743	13,256,638	40,825,635	3,780,189	(1,992,599)	47,282,150	137,116,297
Fidelity Series Investment Grade Bond Fund	589,096,992	193,664,641	83,231,049	37,140,842	(436,692)	19,745,706	718,839,598
Fidelity Series Large Cap Stock Fund	140,947,103	20,526,775	31,450,037	10,083,379	2,714,310	50,159,159	182,897,310
Fidelity Series Large Cap Value Index Fund	14,557,841	2,690,215	3,018,562	399,041	348,525	5,262,730	19,840,749
Fidelity Series Long-Term Treasury Bond Index Fund	64,449,359	25,014,073	12,194,317	7,323,828	1,394,359	(10,941,627)	67,721,847
Fidelity Series Opportunistic Insights Fund	81,798,486	21,062,116	25,978,409	13,286,604	9,590,333	18,663,942	105,136,468
Fidelity Series Overseas Fund	116,949,455	7,554,843	33,635,750	1,525,609	(1,065,117)	47,744,748	137,548,179
Fidelity Series Real Estate Income Fund	10,167,652	1,012,566	1,206,954	740,691	(85,480)	2,572,900	12,460,684
Fidelity Series Short-Term Credit Fund	28,820,302	651,208	129,650	557,796	(1,823)	1,052,653	30,392,690
Fidelity Series Small Cap Opportunities Fund	46,096,898	8,085,416	14,267,805	1,387,116	1,792,968	24,621,924	66,329,401
Fidelity Series Stock Selector Large Cap Value Fund	88,686,437	10,848,537	19,988,997	2,454,741	1,480,154	35,496,302	116,522,433
Fidelity Series Value Discovery Fund	89,619,864	10,161,161	20,423,431	2,447,470	2,959,184	36,595,391	118,912,169
	$2,474,215,101	$609,206,163	$639,181,223	$166,956,722	$52,143,628	$578,400,429	$3,074,793,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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